Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Total	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2008	$ 87,533,608	$ 30,071,901	$ 599,790,920	$ 212,696,497	$ 515,570,112	$ 889,530	$ 305,574	$ 6,093,458	$ 2,160,447	$ 5,239,435	$ 88,423,138	$ 30,377,475	$ 605,884,378	$ 214,856,944	$ 520,809,547
Balance (in units) at Dec. 31, 2008											7,923,153.973	1,735,551.506	14,850,038.076	11,413,873.684	22,887,475.481
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(7,613,304)	(3,396,166)	(40,147,610)	1,752,399	(46,005,221)	(77,520)	(34,470)	(408,231)	20,139	(467,396)	(7,690,824)	(3,430,636)	(40,555,841)	1,772,538	(46,472,617)
Redemptions (in units)											(1,898,742.771)	(435,204.924)	(2,608,237.601)	(1,989,213.188)	(4,333,806.371)
Redemptions	(20,122,091)	(7,067,279)	(99,741,263)	(36,028,437)	(92,565,005)	(199,822)	(70,210)	(942,227)	(337,940)	(943,655)	(20,321,913)	(7,137,489)	(100,683,490)	(36,366,377)	(93,508,660)
Balance at Dec. 31, 2009	59,798,213	19,608,456	459,902,047	178,420,459	376,999,886	612,188	200,894	4,743,000	1,842,646	3,828,384	60,410,401	19,809,350	464,645,047	180,263,105	380,828,270
Balance (in units) at Dec. 31, 2009											6,024,411.202	1,300,346.582	12,241,800.475	9,424,660.496	18,553,669.110
Fair value Percentage of Partners' Capital											2.33%	8.01%	4.83%	3.89%	6.00%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,651,894)	2,299,999	(2,687,785)	19,344,514	11,593,566	(26,941)	23,603	(25,162)	203,961	121,949	(2,678,835)	2,323,602	(2,712,947)	19,548,475	11,715,515
Redemptions (in units)											(1,003,837.255)	(164,941.216)	(1,481,544.764)	(1,072,294.567)	(2,459,504.974)
Redemptions	(9,641,945)	(2,676,021)	(52,293,020)	(20,170,825)	(48,948,977)	(67,815)	(16,424)	(388,220)	(130,199)	(338,781)	(9,709,760)	(2,692,445)	(52,681,240)	(20,301,024)	(49,287,758)
Balance at Dec. 31, 2010	47,504,374	19,232,434	404,921,242	177,594,148	339,644,475	517,432	208,073	4,329,618	1,916,408	3,611,552	48,021,806	19,440,507	409,250,860	179,510,556	343,256,027
Balance (in units) at Dec. 31, 2010											5,020,573.947	1,135,405.366	10,760,255.711	8,352,365.929	16,094,164.136
Fair value Percentage of Partners' Capital											(0.25%)	8.68%	2.23%		3.27%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(4,369,934)	(2,466,376)	(67,138,290)	(42,124,253)	(24,340,924)	(49,205)	(27,912)	(719,459)	(460,818)	(248,181)	(4,419,139)	(2,494,288)	(67,857,749)	(42,585,071)	(24,589,105)
Redemptions (in units)											(988,282.545)	(186,460.494)	(1,601,637.811)	(1,062,599.076)	(2,459,949.357)
Redemptions	(8,738,364)	(2,877,935)	(54,746,671)	(19,951,492)	(50,356,090)	(49,999)	0	(502,032)	(199,468)	(399,970)	(8,788,363)	(2,877,935)	(55,248,703)	(20,150,960)	(50,756,060)
Balance at Dec. 31, 2011	$ 34,396,076	$ 13,888,123	$ 283,036,281	$ 115,518,403	$ 264,947,461	$ 418,228	$ 180,161	$ 3,108,127	$ 1,256,122	$ 2,963,401	$ 34,814,304	$ 14,068,284	$ 286,144,408	$ 116,774,525	$ 267,910,862
Balance (in units) at Dec. 31, 2011											4,032,291.402	948,944.872	9,158,617.900	7,289,766.853	13,634,214.779